Stock Compensation Plans	12 Months Ended
Aug. 31, 2013
Stock Compensation Plans [Abstract]
Stock Compensation Plans
(14) Stock Compensation Plans

On January 9, 2013, the 2013 Walgreen Co. Omnibus Incentive Plan (the "Omnibus Plan") became effective and the Company first made award grants under the Omnibus Plan in fiscal 2013. The Omnibus Plan provides for incentive compensation to Walgreens non-employee directors, officers and employees, and consolidates into a single plan several previously existing equity compensation plans: the Executive Stock Option Plan, the Long-Term Performance Incentive Plan, the Broad Based Employee Stock Option Plan, and the Nonemployee Director Stock Plan (collectively, the "Former Plans"). As of the effective date of the Omnibus Plan, no further grants may be made under the Former Plans and shares that were available for issuance under the Former Plans and not subject to outstanding awards became available for issuance (in addition to newly authorized shares) under the Omnibus Plan.

Upon shareholder approval of the Omnibus Plan at the Company's Annual Meeting of Shareholders on January 9, 2013, a total of 60.4 million shares became available for delivery under the Omnibus Plan including: (i) 40.0 million newly authorized shares; (ii) 9.3 million shares previously available for issuance under the former Executive Stock Option Plan; (iii) 3.2 million shares previously available for issuance under the former Long-Term Performance Incentive Plan, and (iv) 7.9 million shares previously available for issuance under the former Broad Based Employee Stock Option Plan. In addition, in accordance with the Omnibus Plan, shares that are subject to outstanding awards under the Former Plans and the Share Walgreens Stock Purchase Plan (Share Walgreens) that subsequently are cancelled, forfeited, lapsed or are otherwise terminated or settled without a distribution of shares also become available for awards under the Omnibus Plan.

A summary of the stock options authorized and available for future grants under the Omnibus Plan and Former Plans follows:

Authorized shares at August 31, 2012	-
Shares available for grants at August 31, 2012	-
Newly authorized options	40,000,000
Shares transferred from Former Plans	20,426,181
Granted	(5,642,763)
Cancellation and forfeitures	104,087
Plan termination	1,566,994
Available for future grants at August 31, 2013	56,454,499

A summary of the Company's stock options outstanding under the Omnibus Plan and Former Plans follows:

Options	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Outstanding at August 31, 2012	50,035,969	$34.18	5.60	$175
Granted	8,629,392	35.86
Exercised	(14,281,816)	33.07
Expired/Forfeited	(3,167,372)	37.13
Outstanding at August 31, 2013	41,216,173	$34.69	6.14	$548
Unvested at August 31, 2013	21,174,374	$33.32	8.01	$312
Exercisable at August 31, 2013	19,288,591	$36.40	4.04	$228

The fair value of each option grant was determined using the Black-Scholes option pricing model with the following weighted-average assumptions used in fiscal 2013, 2012 and 2011:

	2013	2012	2011
Risk-free interest rate (1)	1.15%	1.73%	2.12%
Average life of option (years) (2)	7.0	7.9	7.2
Volatility (3)	24.94%	27.02%	28.08%
Dividend yield (4)	2.44%	2.90%	1.94%
Weighted-average grant-date fair value	$6.75	$8.08	$8.12

(1)	Represents the U.S. Treasury security rates for the expected term of the option.
(2)	Represents the period of time that options granted are expected to be outstanding. The Company analyzed separate groups of employees with similar exercise behavior to determine the expected term.
(3)	Volatility was based on historical and implied volatility of the Company's common stock.
(4)	Represents the Company's cash dividend for the expected term.

The intrinsic value for options exercised in fiscal 2013, 2012 and 2011 was $159 million, $22 million and $33 million, respectively.  The total fair value of options vested in fiscal 2013, 2012 and 2011 was $51 million, $125 million and $58 million, respectively.

Cash received from the exercise of options in fiscal 2013 was $471 million compared to $89 million in the prior year.  The related tax benefit realized was $60 million in fiscal 2013 compared to $8 million in the prior year.

The Walgreen Co. 1982 Employees Stock Purchase Plan permits eligible employees to purchase common stock at 90% of the fair market value at the date of purchase.  Employees may make purchases by cash, loans or payroll deductions up to certain limits.  The aggregate number of shares that may be purchased under this Plan is 94 million.  At August 31, 2013, 14.4 million shares were available for future purchase.

Restricted Performance Shares issued under the Omnibus and Former Plans offer performance-based incentive awards and equity-based awards to key employees.  Restricted Stock Units are also equity-based awards with performance requirements that are granted to middle managers and key employees.  The Restricted Performance Shares and Restricted Stock Unit awards are both subject to restrictions as to continuous employment except in the case of death, normal retirement or total and permanent disability.  In accordance with ASC Topic 718, Compensation – Stock Compensation, compensation expense is recognized on a straight-line basis over the employee's vesting period or to the employee's retirement eligible date, if earlier.

A summary of information relative to the Company's restricted stock units follows:

Outstanding Shares	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at August 31, 2012	1,810,551	$34.04
Granted	2,600,429	44.07
Dividends	88,921	-
Forfeited	(228,406)	37.90
Vested	(773,657)	28.68
Outstanding at August 31, 2013	3,497,838	$41.57

A summary of information relative to the Company's performance shares follows:

Outstanding Shares	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at August 31, 2012	1,980,027	$32.57
Granted	998,020	35.66
Forfeited	(170,415)	34.64
Vested	(590,022)	35.63
Outstanding at August 31, 2013	2,217,610	$32.99

The Company also issues shares to nonemployee directors.  Each director receives an equity grant of shares every year on November 1.  The number of shares granted is determined by dividing $170,000 by the price of a share of common stock on November 1.  Each nonemployee director may elect to receive this annual share grant in the form of shares or deferred stock units.  In fiscal 2013, each nonemployee director received a grant of 4,789 shares compared to 4,788 shares and 4,552 shares in fiscal 2012 and 2011, respectively.  New directors in any of the fiscal years earned a prorated amount.  Payment of the annual retainer is paid in the form of cash, which may be deferred.

A summary of total stock-based compensation expense follows (in millions):

	2013	2012	2011
Stock options	$51	$62	$85
Restricted stock units	33	24	20
Performance shares	15	7	25
Share Walgreens	5	6	5
	$104	$99	$135